Unit-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value of units issued	$ 1.3	$ 1.5
Restricted units granted to Partnership's employee	32,378	36,878
Restricted units, vesting period					3 years
Restricted units, vested			0		7,076
Restricted units, vested in period, fair value			0		0.3
Restricted units expense			0.1	0.2	1.2	0.7
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted	9,521
Aggregate value of units issued	$ 0.4